Long-Term Borrowing (Details)			6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 23, 2022 CNY (¥)	Dec. 23, 2022 USD ($)
Long-Term Borrowing [Line Items]
Loan amount							¥ 5,000,000	$ 701,577
Interest rate of long term debt							4.15%	4.15%
Remaining balance							¥ 3,800,000	$ 533,199
Outstanding	¥ 4,400,000	$ 617,388	¥ 4,100,000	$ 575,293
Interest expenses			¥ 90,188	$ 12,655	¥ 96,239
Long Term Loan [Member]
Long-Term Borrowing [Line Items]
Debt repaid	¥ 600,000					$ 84,189	¥ 50,000	$ 7,016